Note 9 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US Federal Gross Transportation Income Tax Rate	4.00%	4.00%	4.00%
US Source Gross Transportation Income as Percentage of Gross Transportation Shipping Income	50.00%
Override Rule to Which the Entity is Subject, Percentage	5.00%	5.00%	5.00%